Financial instruments and risk management - Aging of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 39,265	$ 36,355
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	40,350	37,408
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	30,561	26,161
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	3,601	4,727
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,154	2,757
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,009	941
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	422	284
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,603	2,538
Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ (1,085)	$ (1,053)	$ (719)